Contingent consideration - Summary of liabilities - contingent consideration (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	$ 3,165	$ 1,387
Contingent consideration	8,927	458
Contingent Consideration	12,091	1,845
Contingent consideration - paxalisib
Disclosure of contingent liabilities [line items]
Contingent Consideration Current		1,387
Contingent consideration	1,015	$ 458
Contingent consideration – EVT801
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	3,165
Contingent consideration	$ 7,911